Document and Entity Information	May 28, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 28, 2021
Amendment Flag	false
Entity Registrant Name	Decarbonization Plus Acquisition Corporation II
Entity Central Index Key	0001836154
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40000
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-4197795
Entity Address, Address Line One	2744 Sand Hill Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	212
Local Phone Number	993-0076
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one warrant
Trading Symbol	DCRNU
Security Exchange Name	NASDAQ
Class A Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A Common stock, par value $0.0001 per share
Trading Symbol	DCRN
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants, exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	DCRNW
Security Exchange Name	NASDAQ